Note 4 - Personnel Expenses, Including Share-based Compensation - Schedule of Compensation to Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation to Key Management Personnel [Abstract]
Short-term employee benefits	$ (2,064)	$ (2,495)	$ (2,371)
Post-employment and medical benefits	(116)	(72)	(56)
Share-based compensation	(3,571)	(1,693)	(1,488)
Total compensation to key management personnel	$ (5,751)	$ (4,260)	$ (3,914)